Equity - Revaluation Reserves and Reserve for Canceled Share Capital (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Share Capital, Reserves And Other Equity Interest [Abstract]
Increase through appropriation of retained earnings	€ 4	€ 4
Revaluation reserve	54	58
Capital redemption reserve recorded	139	€ 83
Capital redemption reserve	€ 954